Investment Property, Property, Plant and Equipment, and Right-of-Use Assets (Details) - Schedule of Investment Property, Net - PEN (S/) S/ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Schedule of Investment Property, Net [Line Items]
Investment properties built		S/ 58,260	S/ 61,924
Others [Member]
Schedule of Investment Property, Net [Line Items]
Investment properties built		1,427	1,507
Level 3 [Member] | Agustino Plaza” Shopping Center [Member]
Schedule of Investment Property, Net [Line Items]
Investment properties built	[1]	S/ 18,203	19,823
Year of Acquisition or construction	[1]	2011
Methodology of valuation 2022/2023	[1]	Appraisal
Level 3 [Member] | Lease office - Surquillo [Member]
Schedule of Investment Property, Net [Line Items]
Investment properties built	[2]	S/ 38,630	S/ 40,594
Year of Acquisition or construction	[2]	2009
Methodology of valuation 2022/2023	[2]	Appraisal

[1]	The subsidiary Viva Negocio Inmobiliario S.A.C. is owner of “Agustino Plaza” Shopping Center located in the District of El Agustino. The fair value was calculated by an independent appraiser amounted to S/ 62.6 million equivalent to US$ 16.7 million as of December 31, 2023 (S/ 70.8 million equivalent to US$ 18.4 million as of December 31, 2022). This investment property has been leased under an operating lease with third parties. The net carrying amount amounts to S/18.2 million (S/ 19.8 million at December 31, 2022).
[2]	The Company is owner of the property located at Av. Paseo de la Republica 4675, Surquillo, the fair value was calculated by an independent appraiser and amounted to S/ 77.2 million, equivalent to US$ 20.1 million (S/ 73.7 million, equivalent to US$ 19 million in 2022). As of December 31, 2023, the net book balance amounts to S/ 38.6 million (S/ 40.6 as of December 31, 2022). In December 2021, the Management decided to lease the property transferring it from ‘property, plant, and equipment’ to ‘investment property’. The net carrying amount at the closing of the year was S/ 42.6 million).